UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________________ to _________________________

Date of Report (Date of earliest event reported) _________________________

Commission File Number of securitizer: _________________________

Central Index Key Number of securitizer: _________________________

_________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001647341 (Ready Capital Mortgage Depositor, LLC)

          Ready Capital Mortgage Depositor, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not  applicable

Central Index Key Number of underwriter (if applicable):     Not applicable

           Thomas Buttacavoli, (212) 257-4603
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.           Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated November 2, 2015, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  November 10, 2015

Ready Capital Mortgage Depositor, LLC
(Depositor)
By: /s/ Thomas Buttacavoli
Name: Thomas Buttacavoli
Title: Director

EXHIBIT INDEX

Exhibit Number

99.1           Independent Accountants' Report on Applying Agreed-Upon Procedures